                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER/R/ VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                             AFTER OCTOBER 7, 2011)

                       SUPPLEMENT DATED NOVEMBER 2, 2012
                                       TO
              THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Portfolio for Preference Premier variable annuity contracts (offered on and after October 7, 2011) issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If You would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial/R/ (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

If You have elected the GMIB Max IV optional benefit, or the GMIB Max IV and EDB Max IV optional benefits, the MetLife Multi-Index Targeted Risk Portfolio (Class
B) of Met Investors Fund is expected to be available for allocations of purchase payments and transfers of Account Value on November 12, 2012.

In the "Table 4-Portfolio Fees and Expenses as of December 31, 2011 (unless otherwise noted)" table under "Met Investors Fund," add the following:

                                  DISTRIBUTION
                                     AND/OR                 ACQUIRED     TOTAL       CONTRACTUAL    NET TOTAL
                                     SERVICE                  FUND       ANNUAL      FEE WAIVER      ANNUAL
                     MANAGEMENT      (12B-1)       OTHER    FEES AND   OPERATING   AND/OR EXPENSE   OPERATING
                         FEE          FEES       EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                     ----------   ------------   --------   --------   ---------   --------------   ---------
MetLife Multi-Index
Targeted Risk
Portfolio-Class B*         0.18%          0.25%      3.70%      0.21%       4.34%            3.53%      0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

2.  PORTFOLIO EXPENSES

In the "TABLE OF EXPENSES" section, in "Table 3-Portfolio Operating Expenses-Maximum", change the maximum from "1.34%" to "4.34%".

3. YOUR INVESTMENT CHOICES

Add the following to the list of current Portfolios:

                                                               INVESTMENT MANAGER/
PORTFOLIO                         INVESTMENT OBJECTIVE       SUB-INVESTMENT MANAGER
MetLife Multi-Index Targeted  Seeks a balance between        MetLife Investment
Risk Portfolio**              growth of capital and current  Management, LLC
                              income, with a greater         (formerly, MetLife
                              emphasis on growth of capital. Investment Advisors
                                                             Company, LLC "MLIAC")

** This Portfolio is only available to those who have elected the GMIB Max IV or the GMIB Max IV and the EDB Max IV.

4. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS-Investment Allocation Restrictions for the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max IV, the EDB Max III, and the EDB Max II

Replace the first paragraph with the following:

If You elect the GMIB Max IV, GMIB Max III, EDB Max IV, or EDB Max III optional benefits, or if you elected the GMIB Max II or EDB Max II optional benefits (all six optional benefits are referred to collectively as the "GMIB Max and EDB Max optional benefits") You may also allocate your purchase payments and Account Value among the following investment choices (except as noted below):

     (a) AllianceBernstein Global Dynamic Allocation

     (b) AQR Global Risk Balanced

     (c) BlackRock Global Tactical Strategies

     (d) Invesco Balanced-Risk Allocation

     (e) JPMorgan Global Active Allocation

     (f) MetLife Balanced Plus

     (g) Schroders Global Multi-Asset

     (h) MetLife Multi-Index Targeted Risk*

* MetLife Multi-Index Targeted Risk is available for investment only if You elect the GMIB Max IV optional benefit or the GMIB Max IV and EDB Max IV optional benefits.

Add the following after the fifth paragraph ("RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER AN OPTIONAL BENEFIT TERMINATES"):

     METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO-RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER OPTIONAL BENEFIT TERMINATES. If You elected the GMIB Max IV optional benefit and it terminates, or You elected both the GMIB Max IV and the EDB Max IV optional benefits and both optional benefits terminate, You may no longer allocate subsequent purchase payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once You transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another investment choice, You will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio. However, if You elected both the GMIB Max IV and EDB Max IV optional benefits, and only the GMIB Max IV optional benefit has terminated, the investment allocation restrictions described above under "Investment Allocation Restrictions for the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max IV, the EDB Max III, and the EDB Max II" will continue to apply.

5. EXAMPLES

Delete the "Examples" section and substitute the following:

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, ANNUAL CONTRACT FEES, IF ANY, SEPARATE ACCOUNT CHARGES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES.

EXAMPLES 1 THROUGH 5 ASSUME YOU PURCHASED THE CONTRACT WITH OPTIONAL BENEFITS THAT RESULT IN THE HIGHEST POSSIBLE COMBINATION OF CHARGES. EXAMPLE 1 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B CLASS; EXAMPLE 2 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B PLUS CLASS; EXAMPLE 3 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE C CLASS; EXAMPLE 4 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE L CLASS; AND EXAMPLE 5 RELATES TO THE PURCHASE OF THE CONTRACT WITH R CLASS.

EXAMPLES 6 THROUGH 10 ASSUME YOU PURCHASED THE CONTRACT WITH NO OPTIONAL BENEFITS THAT RESULT IN THE LEAST EXPENSIVE COMBINATION OF CHARGES. EXAMPLE 6 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B CLASS; EXAMPLE 7 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B PLUS CLASS; EXAMPLE 8 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE C CLASS; EXAMPLE 9 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE L CLASS; AND EXAMPLE 10 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE R CLASS.

Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE B CLASS;

..    reimbursement and /or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the Portfolios
     (see "Table 3- Portfolio Operating Expenses");

..    You paid the Annual Contract Fee;

..    the underlying Portfolios earns a 5% annual return;

..    You select Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

..    You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1602  $ 3227  $ 4804  $ 8721
Minimum..........  $1221  $ 2131  $ 3059  $ 5674

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 902  $ 2687  $ 4444  $ 8721
Minimum..........  $ 521  $ 1591  $ 2699  $ 5674

Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated, Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE B PLUS CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account;

..    You bear the minimum or maximum fees and expenses of any of the Portfolios
     (see "table 3 - Portfolio Operating Expenses");

..    You paid the Annual Contract Fee;

..    the underlying portfolio earns a 5% annual return;

..    You select the Guaranteed Minimum Income Benefit Max IV and assume that
     You elect the Optional Step-Up feature and as a result the charge increase to 1.50%, which is the maximum charge permitted; and

..    You select the Enhance Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1861  $ 3668  $ 5413  $ 9560
Minimum..........  $1457  $ 2512  $ 3583  $ 6412

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1013  $ 3000  $ 4936  $ 9560
Minimum..........  $ 609  $ 1844  $ 3106  $ 6412

Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE C CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee;

..    the underlying Portfolio earns a 5% annual return;

..    You select the Guaranteed Minimum Income Benefit Max IV and assume that
     You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

..    You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 942  $ 2794  $ 4604  $ 8948
Minimum..........  $ 561  $ 1703  $ 2874  $ 5960

Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE L CLASS;

..    Reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or the Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee;

..    the underlying Portfolio earns a 5% annual return;

..    You select the Guaranteed Minimum Income Benefit Max IV and assume that
     You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

..    You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1627  $ 3204  $ 4544  $ 8864
Minimum..........  $1246  $ 2111  $ 2809  $ 5854

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 927  $ 2754  $ 4544  $ 8864
Minimum..........  $ 546  $ 1661  $ 2809  $ 5854

Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:

Assumptions:

..    YOU SELECT THE R CLASS;

..    Reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or the Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You paid the Annual Contract Fee;

..    the underlying Portfolio earns a 5% annual return;

..    You select the Guaranteed Minimum Income Benefit Max IV and assume that
     You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

..    You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1692  $ 3290  $ 4854  $ 8663
Minimum..........  $1312  $ 2193  $ 3105  $ 5601

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 892  $ 2660  $ 4404  $ 8663
Minimum..........  $ 512  $ 1563  $ 2655  $ 5601

Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:

Assumptions:

..    YOU SELECT THE B CLASS;

..    Reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or the Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee; and

..    the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1287  $ 2287  $ 3248  $ 5654
Minimum..........  $ 906  $ 1155  $ 1377  $ 1995

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 587  $ 1747  $ 2888  $ 5654
Minimum..........  $ 206  $  615  $ 1017  $ 1995

Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE B PLUS CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee; and

..    the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1527  $ 2677  $ 3781  $ 6387
Minimum..........  $1123  $ 1483  $ 1819  $ 2600

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 679  $ 2010  $ 3304  $ 6387
Minimum..........  $ 275  $  815  $ 1342  $ 2600

Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE C CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee; and

..    the underlying Portfolio earns a 5% annual return;

You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 627  $ 1859  $ 3060  $ 5935
Minimum..........  $ 246  $  731  $ 1204  $ 2341

Example 9. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE L CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or the Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee; and

..    the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1312  $ 2267  $ 2996  $ 5831
Minimum..........  $ 931  $ 1137  $ 1134  $ 2213

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 612  $ 1817  $ 2996  $ 5831
Minimum..........  $ 231  $  687  $ 1134  $ 2213

Example 10. This example shows the dollar amount of expenses that You bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..    YOU SELECT THE R CLASS;

..    reimbursement and/or waiver of expenses was not in effect;

..    there was no allocation to the Fixed Account or the Enhanced Dollar Cost
     Averaging Program;

..    You bear the minimum or maximum fees and expenses of any of the portfolios
     (see "Table 3 - Portfolio Operating Expenses");

..    You pay the Annual Contract Fee; and

..    the underlying Portfolio earns a 5% annual return

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $1377  $ 2349  $ 3294  $ 5582
Minimum..........  $ 997  $ 1216  $ 1419  $ 1907

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                     1      3       5       10
                   Year   Years   Years   Years
                   -----  ------  ------  ------
Maximum..........  $ 577  $ 1719  $ 2844  $ 5582
Minimum..........  $ 197  $  586  $  969  $ 1907

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
(If purchased through a MetLife sales representative)
Telephone: (800) 638-7732

MetLife
P.O. Box 14594
Des Moines, IA 50306-0342
(If purchased through a NEF sales representative)
Telephone: (800) 435-4117